INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Income Taxes [Line Items]
Income (loss) before income taxes	$ (55,088)	$ (33,800)
Canada [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(46,656)	(28,481)
Luxembourg [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(15,367)	(1,698)
Unites States [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(38,815)	4,659
Other [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	45,750	(8,280)
Israel [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ 44,873